Note 4 - Investment in Wanchun Pharma - Schedule of Equity Method Investment (Details) (Parentheticals) $ in Thousands	Jul. 20, 2015 USD ($)
Wanchun Pharma [Member]
Cash of Wanchun Pharma	$ 1,256